OTHER INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Other intangible assets, including operating lease right-of-use asset	$ 5,687	$ 5,638
Customer relationship & Other [Member]
Other intangible assets, including operating lease right-of-use asset	227	266
IP & Technology [Member]
Other intangible assets, including operating lease right-of-use asset	1,238	1,414
Capitalized software development costs [Member]
Other intangible assets, including operating lease right-of-use asset	$ 4,222	$ 3,958